EQUITY (Details) - USD ($)	6 Months Ended
	Apr. 30, 2023	Oct. 31, 2022	Dec. 03, 2021
EQUITY
Ordinary shares, par value, (per share)	$ 0.005	$ 0.005
China
EQUITY
Restricted amounts as determined pursuant to PRC statutory laws	$ 226,253	$ 226,253
Total restricted net assets	$ 6,683,176	$ 6,683,176
2021 Performance Incentive Plan
EQUITY
Shares issued	490,000
Fair market value of shares issued	$ 1,068,000
Stock-based compensation expense	$ 1,068,000
Class A ordinary shares
EQUITY
Common stock, voting rights	one
Common stock, conversion basis	no
Ordinary shares, par value, (per share)	$ 0.005	$ 0.005
Ordinary shares, shares issued	3,024,745	2,537,200
Class A ordinary shares | 2021 Performance Incentive Plan
EQUITY
Common stock, capital shares reserved			1,000,000
Ordinary shares, shares issued	997,200
Class B ordinary shares
EQUITY
Common stock, voting rights	eighteen
Common stock, conversion basis	one
Ordinary shares, par value, (per share)	$ 0.005	$ 0.005
Ordinary shares, shares issued	250,000	250,000
Subsidiary in Hong Kong, the VIE and the VIE's subsidiary
EQUITY
Amount of cash transferred	$ 600